UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           5/9/06
       ------------------------   --------------------------   -------
            [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:    none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        54
                                               -------------

Form 13F Information Table Value Total:        $851,150
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AETNA INC NEW                     COM            00817Y108   34,113   694,200  SH        SOLE               694,200
AMERICAN EAGLE OUTFITTERS NE      COM            02553E106    4,479   150,000  SH  CALL  SOLE               150,000
AMGEN INC                         COM            031162100    7,275   100,000  SH        SOLE               100,000
APPLE COMPUTER INC                COM            037833100    7,840   125,000  SH        SOLE               125,000
BIOGEN IDEC INC                   COM            09062X103   24,513   520,450  SH        SOLE               520,450
BROADCOM CORP                     CL A           111320107   23,738   550,000  SH        SOLE               550,000
CARDINAL HEALTH INC               COM            14149Y108   21,909   294,000  SH        SOLE               294,000
CAREMARK RX INC                   COM            141705103   59,754 1,215,000  SH        SOLE             1,215,000
CHICAGO BRIDGE & IRON CO NV       NY REGISTRY SH 167250109   19,044   793,500  SH        SOLE               793,500
CHINA MED TECHNOLOGIES INC        SPONSORED ADR  169483104    5,287   175,000  SH        SOLE               175,000
CONNETICS CORP                    COM            208192104   10,073   595,000  SH        SOLE               595,000
CORAUTUS GENETICS INC             COM NEW        218139202    4,117 1,186,500  SH        SOLE             1,186,500
COVANTA HLDG CORP                 COM            22282E102   38,234 2,293,600  SH        SOLE             2,293,600
ECLIPSYS CORP                     COM            278856109   13,461   570,150  SH        SOLE               570,150
ENSCO INTL INC                    COM            26874Q100   17,879   347,500  SH        SOLE               347,500
FORMFACTOR INC                    COM            346375108   13,642   346,950  SH        SOLE               346,950
FOXHOLLOW TECHNOLOGIES INC        COM            35166A103   38,951 1,275,000  SH        SOLE             1,275,000
GENERAL ELECTRIC CO               COM            369604103   34,484   991,500  SH  CALL  SOLE               991,500
GRACE W R & CO DEL NEW            COM            38388F108   43,890 3,300,000  SH        SOLE             3,300,000
HALLIBURTON CO                    COM            406216101    9,047   123,900  SH        SOLE               123,900
HARRIS INTERACTIVE INC            COM            414549105    5,793 1,030,750  SH        SOLE             1,030,750
HEALTHEXTRAS INC                  COM            422211102    4,413   125,000  SH        SOLE               125,000
I2 TECHNOLOGIES INC               COM NEW        465754208    3,412   198,350  SH        SOLE               198,350
ICICI BK LTD                      ADR            45104G104   30,162 1,089,650  SH        SOLE             1,089,650
INDIA GLOBALIZATION CAP INC       UNIT 99/99/99  45408X209    1,358   205,800  SH        SOLE               205,800
INTEGRATED DEVICE TECHNOLOGY      COM            458118106    9,946   669,300  SH        SOLE               669,300
INVITROGEN CORP                   COM            46185R100   20,850   297,300  SH        SOLE               297,300
KOPPERS HOLDINGS INC              COM            50060P106    6,136   312,250  SH        SOLE               312,250
MARVELL TECHNOLOGY GROUP LTD      ORD            G5876H105    8,115   150,000  SH        SOLE               150,000
MASCO CORP                        COM            574599106    1,625    50,000  SH  CALL  SOLE                50,000
MAXWELL TECHNOLOGIES INC          COM            577767106    5,609   287,500  SH        SOLE               287,500
MICROSOFT CORP                    COM            594918104   60,733 2,232,000  SH  CALL  SOLE             2,232,000
NATCO GROUP INC                   CL A           63227W203    6,911   255,000  SH        SOLE               255,000
NEKTAR THERAPEUTICS               COM            640268108   21,210 1,040,750  SH        SOLE             1,040,750
NUVELO INC                        COM NEW        67072M301    5,309   297,900  SH        SOLE               297,900
OMNICARE INC                      COM            681904108   13,632   247,900  SH        SOLE               247,900
ORIGIN AGRITECH LIMITED           SHS            G67828106   11,493   669,750  SH        SOLE               669,750
PACIFIC ETHANOL INC               COM            69423U107   13,062   605,000  SH        SOLE               605,000
PANACOS PHARMACEUTICALS INC       COM            69811Q106    5,246   693,900  SH        SOLE               693,900
PIONEER COS INC                   COM NEW        723643300   19,050   624,600  SH        SOLE               624,600
POWER INTEGRATIONS INC            COM            739276103    2,478   100,000  SH        SOLE               100,000
QUALCOMM INC                      COM            747525103   17,714   350,000  SH        SOLE               350,000
QUALITY SYS INC                   COM            747582104   14,438   436,200  SH        SOLE               436,200
QUEST DIAGNOSTICS INC             COM            74834L100   11,455   223,300  SH        SOLE               223,300
RTI INTL METALS INC               COM            74973W107    9,516   173,500  SH        SOLE               173,500
SATYAM COMPUTER SERVICES LTD      ADR            804098101   32,547   743,750  SH        SOLE               743,750
SONUS NETWORKS INC                COM            835916907    2,055   375,000  SH  CALL  SOLE               375,000
STARWOOD HOTELS & RESORTS WRLD    PAIRED CTF     85590A401    9,387   138,600  SH        SOLE               138,600
SUN MICROSYSTEMS INC              COM            866810104    7,695 1,500,000  SH        SOLE             1,500,000
SUPERGEN INC                      COM            868059106    4,828   850,000  SH        SOLE               850,000
TODCO                             CL A           88889T107   11,723   297,450  SH        SOLE               297,450
TYCO INTL LTD NEW                 COM            902124106   22,649   842,600  SH        SOLE               842,600
UAL CORP                          COM NEW        902549807    9,903   248,000  SH        SOLE               248,000
VALERO ENERGY CORP NEW            COM            91913Y100    8,967   150,000  SH        SOLE               150,000
